OTHER ASSETS (Tables)	12 Months Ended
Sep. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]	Other assets consist of the following:
	September 30,
	2014	2015
	RMB	RMB

Prepaid lease	2,709	2,796
Deposits for purchase of plant and equipment	1,252	233
Others	48	50

	4,009	3,079